Notes Payable - Schedule of Maturities of Long-Term Debt (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 1,425,594	$ 1,074,067
2022	35,468	184,237
2023	402,724	46,147
2024	14,307	230,000
2025		15,640
Total	$ 3,463,586	$ 1,550,091